Segmented Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segmented Reporting	SEGMENTED REPORTING
Hydro One has three reportable segments:
•The Transmission Segment, which comprises the transmission of high voltage electricity across the province, interconnecting local distribution companies and certain large directly connected industrial customers throughout the Ontario electricity grid;
•The Distribution Segment, which comprises the delivery of electricity to end customers and certain other municipal electricity distributors; and
•Other Segment, which includes certain corporate activities, investments including a joint venture that owns and operates electric vehicle fast charging stations across Ontario under the Ivy Charging Network brand, and the operations of the Company’s telecommunications business. The Other Segment includes a portion of the DTA which arose from the revaluation of the tax bases of Hydro One’s assets to fair market value when the Company transitioned from the provincial payments in lieu of tax regime to the federal tax regime at the time of Hydro One’s initial public offering in 2015. This DTA is not required to be shared with ratepayers, the Company considers it to not be part of the regulated transmission and distribution segment assets, and it is included in the other segment.
The designation of segments has been based on a combination of regulatory status and the nature of the services provided. Operating segments of the Company are determined based on information used by the chief operating decision-maker in deciding how to allocate resources and evaluate the performance of each of the segments. The Company evaluates segment performance based on income before financing charges and income tax expense from continuing operations (excluding certain allocated corporate governance costs).

Year ended December 31, 2021 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,824	5,359	42	7,225
Purchased power	—	3,579	—	3,579
Operation, maintenance and administration	397	658	57	1,112
Depreciation, amortization and asset removal costs	485	428	9	922
Income (loss) before financing charges and income tax expense	942	694	(24)	1,612

Capital investments	1,320	787	18	2,125

Year ended December 31, 2020 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,740	5,507	43	7,290
Purchased power	—	3,854	—	3,854
Operation, maintenance and administration	391	619	60	1,070
Depreciation, amortization and asset removal costs	459	417	8	884
Income (loss) before financing charges and income tax expense	890	617	(25)	1,482

Capital investments	1,157	712	9	1,878
Total Assets by Segment:

As at December 31 (millions of dollars)	2021	2020
Transmission	18,138	17,761
Distribution	11,487	11,387
Other	758	1,146
Total assets	30,383	30,294
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2021	2020
Transmission	157	157
Distribution (Note 4)	216	216
Total goodwill	373	373
All revenues, assets and substantially all costs, as the case may be, are earned, held or incurred in Canada.